Lease Arrangements - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Lease Description [Line Items]
Right-of-use assets (Note 9)	$ 1,971
Operating lease expense	456	$ 6
Office Premise
Lessee Lease Description [Line Items]
Right-of-use assets (Note 9)	$ 1,971
Minimum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	1.44%	1.70%
Minimum | Office Premise
Lessee Lease Description [Line Items]
Lease term	2 years
Maximum
Lessee Lease Description [Line Items]
Discount rates for lease liabilities	2.88%	2.80%
Maximum | Office Premise
Lessee Lease Description [Line Items]
Lease term	5 years